MFS(R)/ SUN LIFE SERIES TRUST

                      MASSACHUSETTS INVESTORS TRUST SERIES

                             EMERGING GROWTH SERIES

                          GOVERNMENT SECURITIES SERIES

                              MID CAP GROWTH SERIES

                              NEW DISCOVERY SERIES

                                TECHNOLOGY SERIES

                               TOTAL RETURN SERIES

                      Supplement to the Current Prospectus

The Portfolio Manager section of the prospectus for each of the series listed above is hereby restated as follows:

The Massachusetts Investors Trust Series is managed by a team of portfolio managers comprised of John D. Laupheimer, Jr. and Mitchell P. Dynan, each an MFS Senior Vice President. These individuals have been the series' portfolio managers since: Mr. Laupheimer - 1993, Mr. Dynan - 1995 and they have been employed in the MFS investment management area since: Mr. Laupheimer - 1981 and Mr. Dynan - 1986.

The Emerging Growth Series is managed by a team of portfolio managers comprised of Dale A. Dutile, John E. Lathrop and David E. Sette-Ducati, each an MFS Senior Vice President, and Eric B. Fischman. These individuals have been the series' portfolio managers since: Messrs. Dutile, Lathrop and Sette-Ducati - January 2001 and Mr. Fischman - April 2002. They have been employed in the MFS investment management area since: Messrs. Dutile and Lathrop - 1994, Mr. Sette-Ducati - 1995 and Mr. Fischman - 2000. Prior to joining MFS, Mr. Fischman was an equity research analyst for State Street Research and for Dreyfus Corporation. John W. Ballen, President and Director of MFS, will continue to provide oversight of this Series.

The Mid Cap Growth Series is managed by a team of portfolio managers comprised of Mark Regan, an MFS Senior Vice President, and Eric B. Fischman. These individuals have each been a portfolio manager of the series since: Mr. Regan - the series' inception in August 2000 and Mr. Fischman - April 2002 and they have been employed in the MFS investment management area since: Mr. Regan - 1989 and Mr. Fischman - 2000. Prior to joining MFS, Mr. Fischman was an equity research analyst for State Street Research and for Dreyfus Corporation.

The New Discovery Series is managed by a team of portfolio managers comprised of David E. Sette-Ducati, an MFS Senior Vice President, and Robert A. Henderson, an MFS Vice President. Mr. Sette-Ducati and Mr. Henderson have been employed in the MFS investment management area since 1995 and 1996, respectively, and each became a portfolio manager of the series effective April 26, 2002.

The Technology Series is managed by a team of equity research analysts.

The Total Return Series, is managed by a team of portfolio managers. The team is headed by David M. Calabro, and is comprised of Kenneth J. Enright, Steven R. Gorham, Constantinos G. Mokas and Lisa B. Nurme, each an MFS Senior Vice President, and a portfolio manager of the series' equity portion. David S. Kennedy, also an MFS Senior Vice President, is the portfolio manager of the series' fixed-income securities. These individuals have been the series' portfolio managers since: Mr. Calabro - 1995, Mr. Enright - 1999, Mr. Gorham - January 2002, Mr. Mokas - 1998, Ms. Nurme - 1995 and Mr. Kennedy - September 2000 and have been employed in the MFS investment management area since: Mr. Calabro - 1992, Mr. Enright - 1986, Mr. Gorham - 1992, Mr. Mokas - 1990, Ms. Nurme - 1987 and Mr. Kennedy - June 2000. Prior to joining MFS, Mr. Kennedy was a fixed income portfolio manager and research analyst with Harbor Capital Management Company. Ms. Nurme is taking a sabbatical commencing on or about May 28 and ending on or about September 3, 2002.

The Government Securities Series is managed by a team of portfolio managers comprised of Steven C. Bryant, Michael W. Roberge and James T. Swanson, each an MFS Senior Vice President, and James J. Calmas and Peter C. Vaream, each an MFS Vice President. These individuals have been the series' portfolio managers since March 2002 and have been employed in the MFS investment management area since:
Mr. Bryant - 1987, Mr. Roberge - 1996, Mr. Swanson - 1985, Mr. Calmas - 1988 and Mr. Vaream - 1992.


                   The date of this Supplement is May 28, 2002